              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                              ON DECEMBER 1, 2003


                               SECURITIES ACT REGISTRATION STATEMENT NO. 2-91889
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-4060
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /
                           PRE-EFFECTIVE AMENDMENT NO.                       / /

                         POST-EFFECTIVE AMENDMENT NO. 31                     /X/


                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 32                             /X/


                        (Check appropriate box or boxes)

                                   ----------

                             CASH ACCUMULATION TRUST
               (Exact name of registrant as specified in charter)
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                                NEWARK, NJ 07102
               (Address of Principal Executive Offices) (Zip Code)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469
                             JONATHAN D. SHAIN, ESQ.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                                NEWARK, NJ 07102
               (Name and Address of Agent for Service of Process)
              It is proposed that this filing will become effective
                            (check appropriate box):
               /X/  immediately upon filing pursuant to paragraph (b)
               / /  on (date) pursuant to paragraph (b)
               / /  60 days after filing pursuant to paragraph (a)(1)
               / /  on (date) pursuant to paragraph (a)(1)
               / /  75 days after filing pursuant to paragraph (a)(2)
               / /  on (date) pursuant to paragraph (a)(2) of Rule 485.
               If appropriate, check the following box:
               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PROSPECTUS
DECEMBER 1, 2003


CASH ACCUMULATION TRUST/
NATIONAL MONEY MARKET FUND

FUND TYPE
MONEY MARKET

OBJECTIVE
CURRENT INCOME TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL AND
LIQUIDITY


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

TABLE OF CONTENTS


  1   RISK/RETURN SUMMARY
  1   Investment Objective and Principal Strategies
  1   Principal Risks
  2   Evaluating Performance
  4   Fees and Expenses

  5   HOW THE FUND INVESTS
  5   Investment Objective and Policies
  7   Other Investments and Strategies
  8   Investment Risks

 10   HOW THE FUND IS MANAGED
 10   Board of Trustees
 10   Manager
 11   Investment Adviser
 11   Distributor

 12   FUND DISTRIBUTIONS AND TAX ISSUES
 12   Distributions
 12   Tax Issues

 14   HOW TO BUY AND SELL SHARES OF THE FUND
 14   How to Buy Shares
 16   How to Sell Your Shares
 17   Telephone Redemptions or Exchanges
 18   Expedited Redemption Privilege

 19   FINANCIAL HIGHLIGHTS

      FOR MORE INFORMATION (Back Cover)

RISK/RETURN SUMMARY

This section highlights key information about the NATIONAL MONEY MARKET FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments, and municipal notes. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a share value, which we refer to as "net asset value" or NAV, of $1 per share, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK -- the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK -- the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in certain asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of interest.


The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar denominated-securities.

[SIDENOTE]

MONEY MARKET FUNDS

MONEY MARKET FUNDS -- WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS -- PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.

There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests -- Investment Risks."

EVALUATING PERFORMANCE


A number of factors -- including risk -- affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The tables below compare the Fund's average annual returns and yield with those of a group of similar funds. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year. Past performance is not necessarily an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.


[CHART]


ANNUAL RETURNS (as of 12/31/02)


1998         5.07%
1999         4.68%
2000         5.95%
2001         3.87%
2002         1.37%


BEST QUARTER: 1.59% (4th quarter of 2000)
WORST QUARTER: 0.29% (4th quarter of 2002)

AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/02)



                                                ONE YEAR     5 YEARS      10 YEARS       SINCE INCEPTION
Fund Shares(1)                                     1.37%       4.17%        4.25%     5.36% (since 11/02/1984)
Lipper Average(2)                                  1.00%       3.90%        4.18%     N/A
7-DAY YIELD(1) (as of 12/31/02)

Fund Shares                                        0.82%
iMoneyNet, Inc. Prime Retail
  Universe Average(3)                              0.74%



(1) The Fund's returns are after deduction of expenses. The total return of the Fund's shares from 1-1-03 to 9-30-03 was 0.45%.

(2) The Lipper Average is based upon the average return of all mutual funds in the Lipper U.S. Taxable Money Market Funds category. The return is after deduction of expenses. Source: Lipper Inc.

(3) The iMoneyNet, Inc. reports a seven-day current yield on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe
     Average category as of December 31, 2002.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)                              None

Maximum deferred sales charge (load) (as a
 percentage of the lower of original purchase
 price or sale proceeds)                                                    None

Maximum sales charge (load) imposed on
 reinvested dividends and other distributions                               None

Redemption fees                                                             None

Exchange fee                                                                None

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


Management fees                                                             0.39%
+ Distribution (12b-1) fees                                                 0.10%
+ Other expenses                                                            0.20%
= TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.69%


EXAMPLE

This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                ONE YEAR    THREE YEARS   FIVE YEARS   TEN YEARS
Fund shares                       $ 70        $  221       $   384      $  859

HOW THE FUND INVESTS

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.


We invest in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or governments, and municipal notes.

The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are "eligible securities." An "eligible security" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars.

COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of underlying assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.


DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.

FOREIGN SECURITIES and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests. We will not purchase a put separately from the security to which it relates.

The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Trustees of Cash Accumulation Trust can change investment policies that are not fundamental. For more information, see the Statement of Additional Information (SAI), "Description of the Funds, Their Investments and Risks" and "Investment Restrictions." The SAI contains more information about the Fund.

OTHER INVESTMENTS AND STRATEGIES

The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.

The U.S. Treasury sometimes "strips" Treasury debt obligations into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.


The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers whose security we buy, like the Farm Credit System, depend entirely upon their own resources to repay their debt and are subject to the risk of default like private issuers.


The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund.

The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.

The Fund may also purchase money market obligations under a FIRM COMMITMENT AGREEMENT. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, generally they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 10% of the value of its total assets and may pledge up to 10% of its net assets to secure these borrowings.); LENDS ITS SECURITIES to others (the Fund may lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means that they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI, "Investment Restrictions."


INVESTMENT RISKS

As noted previously, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes.

The Fund's investments in money market instruments involve both CREDIT RISK -- the possibility that the issuer will default, and MARKET RISK -- the risk that an instrument will lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. To limit these risks, we invest only in high-quality securities with maturities or effective maturities not exceeding 13 months.

Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed-income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.

This chart outlines the key risks and potential rewards of the Fund's principal strategies.


INVESTMENT TYPE

 % OF FUND'S TOTAL ASSETS          RISKS                                        POTENTIAL REWARDS
HIGH-QUALITY MONEY MARKET          -  Credit risk -- the risk that default      -  A source of regular interest income
OBLIGATIONS                           of an issuer would leave the Fund
Up to 100%                            with unpaid interest or principal         -  May be more secure than stock and
                                                                                   other equity securities since
                                   -  Market risk -- the risk that the             corporate issuers must pay their
                                      obligations may lose value because           debts before they pay dividends
                                      interest rates change or there is a
                                      lack of confidence in a group of
                                      borrowers or in an industry

MONEY MARKET OBLIGATIONS           -  Foreign markets, economies and            -  Investors may realize higher returns
OF FOREIGN ISSUERS                    political systems may not be as              based upon higher interest rates paid
(U.S. DOLLAR-DENOMINATED)             stable as those of the U.S.                  on foreign investments
Up to 100%
                                   -  Differences in foreign laws,              -  Increased diversification by
                                      accounting standards, public                 expanding the allowable choices of
                                      information and custody and                  high-quality money market obligations
                                      settlement practices

ILLIQUID SECURITIES                -  May be difficult to value                 -  May offer a more attractive yield or
Up to 10% of net assets                                                            potential for growth than more widely
                                   -  May be difficult to sell at the time         traded securities
                                      or price desired

HOW THE FUND IS MANAGED

BOARD OF TRUSTEES

The Board of Trustees (the Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS LLC (PI)
100 MULBERRY STREET, GATEWAY CENTER THREE
NEWARK, NJ 07102


Under a management agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs. PI is also responsible for supervising the Fund's Investment Adviser. For the fiscal year ended September 30, 2003, the Fund paid PI management fees of 0.39% of the Fund's average daily net assets.

PI and its predecessors have served as manager or administrator to investment companies since 1987. As of September 30, 2003, PI, a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $108 billion.

Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective investment advisers for the Fund. In evaluating a prospective investment adviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. PI is also responsible for monitoring the performance of the Fund's investment adviser.

PI and the Fund operate under an exemptive order (the Order) from the Securities and Exchange Commission (the Commission) that generally permits PI to enter into or amend agreements with investment advisers without obtaining shareholder approval each time. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with an investment adviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. The Fund will notify shareholders of any new investment advisers or material amendments to advisory agreements pursuant to the Order.

INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.

The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team develops and coordinates the Fund's investment strategy. "Top-down" investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by the Chief Investment Officer and the Heads of each of the Sector Teams. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the 1940 Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's shares and provides certain shareholder support services. The Fund reimburses PIMS for its distribution services up to 0.175% of the Fund's average daily net assets. These fees -- known as 12b-1 fees -- are shown in the "Fees and Expenses" tables. Because these fees are paid from the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FUND DISTRIBUTIONS AND TAX ISSUES


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS and CAPITAL GAINS, if any, to shareholders. These distributions are subject to income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax deferred plan or account.


The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS


The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be subject to tax, whether or not they are reinvested in the Fund.

Although the Fund is not likely to realize CAPITAL GAINS because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders -- typically once a year. CAPITAL GAINS are generated when the Fund sells its assets for a profit. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the holder has a holding period greater than one year.

For your convenience, Fund distributions of dividends and net capital gains are AUTOMATICALLY REINVESTED in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 3: Additional Shareholder Services" in the next section.


TAX ISSUES

FORM 1099


Every year, you will receive a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.


Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in October, November or December of a calendar year and actually pay them in January of the following year.

In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES


If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do this, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

HOW TO BUY AND SELL SHARES OF THE FUND

HOW TO BUY SHARES

STEP 1: OPEN AN ACCOUNT


Shares of the Fund are available to investment advisory clients of Wachovia Securities LLC (Wachovia Securities) that participate in any of the following managed account programs:

   -  Prudential Investments Individually Managed Accounts

   -  Wachovia Securities Portfolio Management (WSPM)

   -  Quantum Portfolio Management (Quantum)
   -  Managed Assets Consulting Services (MACS)
   -  Managed Assets Consulting Services -- Custom Services (MACS -- CS)

   -  Wachovia Securities Investment Supervisory Group

Eligibility to participate in any of these programs is within the discretion of Wachovia Securities. You should contact a Wachovia Securities Financial Advisor for more information. We have the right to reject any purchase order or suspend or modify the sale of Fund shares.

AUTOMATIC PURCHASE (AUTOSWEEP). Shares of the Fund can only be purchased through automatic investment procedures (the Autosweep program). The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, the Fund will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Wachovia Securities Financial Advisor.

When your account has a credit balance (that is, immediately available funds), Wachovia Securities will purchase shares of the Fund equal to that amount. This will occur on the business day following the existence of a credit balance. Wachovia Securities may use and retain the benefit of credit balances in your account until Fund shares are purchased (that is, until the next business day).

Credit balances of $1 or more in your account will automatically be invested in shares of the Fund. Where your credit balance results from a sale of securities, the available cash will be invested in the Fund on the settlement date. Where your credit balance results from any other transaction (that is, receipt of a dividend or interest payment, maturity of a bond or your own cash payment to your securities account), the available cash will be invested in the Fund on the first business day after it is received by Wachovia Securities. All available cash in your account, regardless of its source, will automatically be invested.

You will begin earning dividends on your shares purchased through Autosweep on the day the order is placed. Wachovia Securities will purchase shares of the Fund at

4:00 p.m. New York time on the business day the order is placed and payment for the shares will be made by 4:00 p.m. New York time on the next business day.

Your investment in the Fund will be held in the name of Wachovia Securities. Wachovia Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.


STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of that fund. Shares of a money market fund, like the Fund, are priced differently than shares of common stock and other securities.

The share value of a mutual fund -- known as the NET ASSET VALUE or NAV -- is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining the NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1.

We determine the NAV of our shares once each business day at the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. New York time, on days that the NYSE is open for trading. Your purchase order or redemption request must be received by 4:00 p.m. New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:


AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out -- or distributes -- its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, or notify your Wachovia Securities Financial Advisor at least five business days before the date we determine who receives dividends.


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at
(800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.


When you sell shares of the Fund -- also known as redeeming your shares -- the price you will receive will be the NAV next determined after we receive your order to sell. Wachovia Securities must receive an order to sell by 4:00 p.m. New York time to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of a Fund's portfolio do not affect the NAV.


Generally, we will pay you for the shares that you sell within seven days after we receive your sell order.

RESTRICTIONS ON SALES


There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As permitted by the Commission, this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares -- Sale of Shares."


REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP


Your Fund shares will be automatically redeemed to cover any deficit in your Wachovia Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.

The amount of the redemption will be the lesser of the total value of Fund shares held in your Wachovia Securities account or the deficit in your Wachovia Securities account. If you want to pay for a securities transaction in your account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE THE SETTLEMENT DATE. If you want to pay any other deficit in your securities account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE YOU INCUR THE DEFICIT.

Redemptions are automatically made by Wachovia Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividend declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Wachovia Securities, which has advanced monies to satisfy deficits in your account.


TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.


The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Fund Shares -- Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

FINANCIAL HIGHLIGHTS


The financial highlights below are intended to help you evaluate the Fund's financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder would have earned on an investment in the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period.

A copy of the Fund's annual report, along with the Fund's audited financial statements and report of independent auditors, is available upon request, at no charge, as described on the back cover of this prospectus.

The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report on those financial statements was unqualified.


NATIONAL MONEY MARKET FUND (fiscal years ended 9-30)


PER SHARE OPERATING PERFORMANCE                   2003            2002            2001            2000            1999
Net asset value, beginning of year         $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
Net investment income and
  net realized gains                               .01             .02             .05             .06             .05
Dividends and distributions to
  shareholders                                    (.01)           (.02)           (.05)           (.06)           (.05)
Net asset value, end of year               $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
Total return(a)                                    .74%           1.67%            4.9%            5.7%            4.6%

RATIOS/SUPPLEMENTAL DATA                          2003            2002            2001            2000            1999
Net assets, end of year (000)              $   281,817     $   337,830     $   395,261     $   381,836     $   403,566
Average net assets (000)                   $   296,479     $   350,387     $   381,639     $   393,073     $   412,538
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution and
  service (12b-1) fees                             .69%            .65%            .64%            .68%            .68%
Expenses, excluding distribution and
  service (12b-1) fees                             .59%            .55%            .54%            .58%            .58%
Net investment income                              .74%           1.62%           4.80%           5.55%           4.56%


(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

NOTES

NOTES

FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:

- MAIL
  Prudential Mutual Fund Services LLC
  PO Box 8098
  Philadelphia, PA 19101

- TELEPHONE
  (800) 225-1852
  (732) 482-7555 (from outside the U.S.)

- WEBSITES
  www.jennisondryden.com
  www.strategicpartners.com

- Outside Brokers should contact:
  Prudential Investment Management Services LLC
  PO Box 8310
  Philadelphia, PA 19101

- TELEPHONE
  (800) 778-8769

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

- MAIL
  Securities and Exchange Commission
  Public Reference Section
  Washington, DC 20549-0102

- ELECTRONIC REQUEST
  publicinfo@sec.gov
  Note: The SEC charges a fee to copy documents

- IN PERSON
  Public Reference Room in Washington, DC
  For hours of operation, call (202) 942-8090

- VIA THE INTERNET
  on the EDGAR database at http://www.sec.gov

Additional information about the Fund can be obtained without charge and can be found in the following documents:

- STATEMENT OF ADDITIONAL INFORMATION (SAI)
  (incorporated by reference into this prospectus)

- ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

- SEMI-ANNUAL REPORT

Fund Symbols
 Nasdaq     NMMXX
 CUSIP      147541106


MF178A                                  Investment Company Act File No. 811-4060

PROSPECTUS
DECEMBER 1, 2003


CASH ACCUMULATION TRUST/
LIQUID ASSET FUND


FUND TYPE
MONEY MARKET

OBJECTIVE
CURRENT INCOME TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL AND
LIQUIDITY


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

TABLE OF CONTENTS


 1    RISK/RETURN SUMMARY
 1    Investment Objective and Principal Strategies
 1    Principal Risks
 2    Evaluating Performance
 3    Fees and Expenses

 4    HOW THE FUND INVESTS
 4    Investment Objective and Policies
 5    Other Investments and Strategies
 7    Investment Risks

 9    HOW THE FUND IS MANAGED
 9    Board of Trustees
 9    Manager
10    Investment Adviser
10    Distributor

11    FUND DISTRIBUTIONS AND TAX ISSUES
11    Distributions
11    Tax Issues

13    HOW TO BUY AND SELL SHARES OF THE FUND
13    How to Buy Shares
15    How to Sell Your Shares
16    Telephone Redemptions or Exchanges
17    Expedited Redemption Privilege

18    FINANCIAL HIGHLIGHTS

      FOR MORE INFORMATION (Back Cover)

RISK/RETURN SUMMARY

This section highlights key information about the LIQUID ASSETS FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments, and municipal notes. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a share value, which we refer to as "net asset value" or NAV, of $1 per share, we can't guarantee success.


PRINCIPAL RISKS


Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK -- the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK -- the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in certain asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of interest.


The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar denominated-securities.

There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

[SIDENOTE]

MONEY MARKET FUNDS

MONEY MARKET FUNDS -- WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS -- PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests -- Investment Risks."

EVALUATING PERFORMANCE


A number of factors -- including risk -- affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The tables below compare the Fund's average annual returns and yield with those of a group of similar funds. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year. Past performance is not necessarily an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.


[CHART]


ANNUAL RETURNS (as of 12/31/02)


1998       5.52%
1999       5.10%
2000       6.41%
2001       4.30%
2002       1.72%

BEST QUARTER:   1.71% (4th quarter of 2000)
WORST QUARTER:   .40% (4th quarter of 2002)


AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/02)



                                                      ONE YEAR    FIVE YEARS      SINCE INCEPTION
Fund Shares(1)                                          1.72%       4.60%      4.61% (since 12-22-97)
-------------------------------------------------------------------------------------------------------
Lipper Average(2)                                       1.00%       3.90%       N/A
-------------------------------------------------------------------------------------------------------
7-DAY YIELD(1) (as of 12/31/02)

Fund Shares                                             1.25%
-------------------------------------------------------------------------------------------------------
iMoneyNet, Inc. Prime Retail Universe Average(3)         .74%
-------------------------------------------------------------------------------------------------------



(1) The Fund's returns are after deduction of expenses. The total return of the Fund's shares from 1-1-03 to 9-30-03 was .73%.

(2) The Lipper Average is based upon the average return of all mutual funds in the Lipper U.S. Taxable Money Market Funds category. The return is after deduction of expenses. Source: Lipper Inc.

(3) The iMoneyNet, Inc. reports a seven-day current yield on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of December 31, 2002.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)                            None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
 percentage of the lower of original purchase
 price or sale proceeds)                                                  None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
 reinvested dividends and other distributions                             None
--------------------------------------------------------------------------------
Redemption fees                                                           None
--------------------------------------------------------------------------------
Exchange fee                                                              None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


Management fees                                                            .07%(1)
------------------------------------------------------------------------------------
+ Distribution and service (12b-1) fees                                   None
------------------------------------------------------------------------------------
+ Other expenses                                                           .21%
------------------------------------------------------------------------------------
= TOTAL ANNUAL FUND OPERATING EXPENSES                                     .28%(1)
------------------------------------------------------------------------------------



(1) The fees paid by the Fund to the Manager and the Fund's other affiliated service providers are limited to reimbursement for direct costs, excluding any profit or overhead up to a maximum of .39% of average daily net assets, pursuant to agreements with the Fund. Management fees and total annual Fund operating expenses reflect these fees for the Fund's fiscal year ended September 30, 2003.


EXAMPLE

This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
Fund shares                    $     29   $        90   $      157   $     356
--------------------------------------------------------------------------------

HOW THE FUND INVESTS

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.


We invest in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or governments, and municipal notes.

The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act as amended (the 1940
Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are "eligible securities." An "eligible security" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars.

COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of underlying assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.


DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.


FOREIGN SECURITIES and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.


The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of a security and to provide the Fund with liquidity to meet shareholder redemption requests.

The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Trustees of Cash Accumulation Trust can change investment policies that are not fundamental. For more information see the Statement of Additional Information (SAI), "Description of the Funds, Their Investments and Risks" and "Investment Restrictions." The SAI contains more information about the Fund.

OTHER INVESTMENTS AND STRATEGIES

The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.

The U.S. Treasury sometimes "strips" Treasury debt obligations into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.


The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers whose security we buy, like the Farm Credit System, depend entirely upon their own resources to repay their debt and are subject to the risk of default like private issuers.


The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund.

The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.

The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.


The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, generally they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 33 1/3% of the value of its total assets and may pledge up to 33 1/3% of its total assets to secure these borrowings); LENDS ITS SECURITIES to others (the Fund may lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means that they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI, "Investment Restrictions."


INVESTMENT RISKS

As noted previously, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes.

The Fund's investments in money market instruments involve both CREDIT RISK -- the possibility that the issuer will default, and MARKET RISK -- the risk that an instrument will lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. To limit these risks, we invest only in high-quality securities with maturities or effective maturities not exceeding 13 months.

Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed-income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.

This chart outlines the key risks and potential rewards of the Fund's principal strategies. For more information, see "Description of the Funds, Their Investments and Risks" in the SAI.


INVESTMENT TYPE


% OF FUND'S TOTAL ASSETS                       RISKS                                     POTENTIAL REWARDS
HIGH-QUALITY MONEY MARKET OBLIGATIONS          -  Credit risk -- the risk that           -  A source of regular interest income
Up to 100%                                        default of an issuer would leave
                                                  the Fund with unpaid interest or       -  May be more secure than stock and other
                                                  principal                                 equity securities since corporate
                                                                                            issuers must pay their debts before
                                               -  Market risk -- the risk that the          they pay dividends
                                                  obligations may lose value
                                                  because interest rates change or
                                                  there is a lack of confidence in
                                                  a group of borrowers or in an
                                                  industry

MONEY MARKET OBLIGATIONS OF FOREIGN ISSUERS    -  Foreign markets, economies and         -  Investors may realize higher returns
(U.S. DOLLAR-DENOMINATED)                         political systems may not be as           based upon higher interest rates paid
Up to 100%                                        stable as those of the U.S.               on foreign investments

                                               -  Differences in foreign laws,           -  Increased diversification by expanding
                                                  accounting standards, public              the allowable choices of high-quality
                                                  information and custody and               money market obligations
                                                  settlement practices

ILLIQUID SECURITIES                            -  May be difficult to value              -  May offer a more attractive yield or
Up to 10% of net assets                                                                     potential for growth than more widely
                                               -  May be difficult to sell at the           traded securities
                                                  time or price desired

HOW THE FUND IS MANAGED

BOARD OF TRUSTEES

The Board of Trustees (the Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS LLC (PI)
100 MULBERRY STREET, GATEWAY CENTER THREE
NEWARK, NJ 07102


Under a management agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs. PI is also responsible for supervising the Fund's Investment Adviser. For the fiscal year ended September 30, 2003, the Fund paid PI management fees of .07% of the Fund's average daily net assets.

PI and its predecessors have served as manager or administrator to investment companies since 1987. As of September 30, 2003, PI, a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential), served as the manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $108 billion.

Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective investment advisers for the Fund. In evaluating a prospective investment adviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. PI is also responsible for monitoring the performance of the Fund's investment adviser.

PI and the Fund operate under an exemptive order (the Order) from the Securities and Exchange Commission (the Commission) that generally permits PI to enter into or amend agreements with investment advisers without obtaining shareholder approval each time. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with an investment adviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of outstanding shares of the Fund. The Fund will notify shareholders of any new investment advisers or material amendments to advisory agreements pursuant to the Order.

INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM), is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.

The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team develops and coordinates the Fund's investment strategy. "Top-down" investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by the Chief Investment Officer and the Heads of each of the Sector Teams. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR


Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS does not receive any compensation from the Fund for distributing its shares.

FUND DISTRIBUTIONS AND TAX ISSUES


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS and CAPITAL GAINS, if any, to shareholders. These distributions are subject to income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.


The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS


The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be subject to tax, whether or not they are reinvested in the Fund.

Although the Fund is not likely to realize CAPITAL GAINS because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders -- typically once a year. CAPITAL GAINS are generated when the Fund sells its assets for a profit. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the holder has a holding period greater than one year.

For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to income tax unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 3: Additional Shareholder Services" in the next section.


TAX ISSUES
FORM 1099


Every year, you will receive a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

Fund distributions are generally taxable in the calendar year in which they are received, except when we declare certain dividends in October, November or December of a calendar year and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES


If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do this, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

HOW TO BUY AND SELL SHARES OF THE FUND

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT


Shares of the Fund are available to investment advisory clients of Wachovia Securities LLC (Wachovia Securities) that participate in any of the following managed account programs:


   -  Prudential Investments Individually Managed Accounts


   -  Wachovia Securities Portfolio Management (WSPM)


   -  Quantum Portfolio Management (Quantum)

   -  Managed Assets Consulting Services (MACS)

   -  Managed Assets Consulting Services -- Custom Services (MACS -- CS)


   -  Wachovia Securities Investment Supervisory Group


To participate in any of these programs, you must be an Eligible Benefit Plan. Eligible Benefit Plans are:

   - employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than government plans as defined in Section 3(32) of ERISA and church plans as defined in
      Section 3(33) of ERISA;

   -  pension, profit-sharing or other employee benefit plans qualified under
      Section 401 of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code);

   - deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code; and

   - Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code.


Eligibility to participate in any of these programs is within the discretion of Wachovia Securities. You should contact a Wachovia Securities Financial Advisor for more information. We have the right to reject any purchase order or suspend or modify the sale of Fund shares.

AUTOMATIC PURCHASE (AUTOSWEEP). Shares of the Fund can only be purchased through automatic investment procedures (the Autosweep program). The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, the Fund will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Wachovia Securities Financial Advisor.

When your Wachovia Securities account has a credit balance (that is, immediately available funds), Wachovia Securities will purchase shares of the Fund equal to that amount. This will occur on the business day following the existence of a credit balance. Wachovia Securities may use and retain the benefit of credit balances in your account until Fund shares are purchased (that is, until the next business day).

Credit balances of $1 or more in your account will automatically be invested in shares of the Fund. Where your credit balance results from a sale of securities, the available cash will be invested in the Fund on the settlement date. Where your credit balance results from any other transaction (that is, receipt of a dividend or interest payment, maturity of a bond or your own cash payment to your securities account), the available cash will be invested in the Fund on the first business day after it is received by Wachovia Securities. All available cash in your account, regardless of its source, will automatically be invested.

You will begin earning dividends on your shares purchased through Autosweep on the day the order is placed. Wachovia Securities will purchase shares of the Fund at 4:00 p.m. New York time on the business day the order is placed and payment for the shares will be made by 4:00 p.m. New York time on the next business day.

Your investment in the Fund will be held in the name of Wachovia Securities. Wachovia Securities will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.


STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of that fund. Shares of a money market fund, like the Fund, are priced differently than shares of common stock and other securities.

The share value of a mutual fund -- known as the NET ASSET VALUE or NAV -- is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1.

We determine the NAV of our shares once each business day at the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m.
New York time, on days that the NYSE is open for trading. Your purchase order or redemption request must be received by 4:00 p.m. New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:


AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out -- or distributes -- its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, or notify your Wachovia Securities Financial Advisor at least five business days before the date we determine who receives dividends.


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at
(800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.


When you sell shares of the Fund -- also known as redeeming your shares -- the price you will receive will be the NAV next determined after we receive your order to sell. Wachovia Securities must receive an order to sell by 4:00 p.m. New York time to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of a Fund's portfolio do not affect the NAV.


Generally, we will pay you for the shares that you sell within seven days after we receive your sell order.

RESTRICTIONS ON SALES


There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As permitted by the Commission, this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares -- Sale of Shares."


REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP


Your Fund shares will be automatically redeemed to cover any deficit in your Wachovia Securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.

The amount of the redemption will be the lesser of the total value of Fund shares held in your Wachovia Securities account or the deficit in your Wachovia Securities account. If you want to pay for a securities transaction in your account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE THE SETTLEMENT DATE. If you want to pay any other deficit in your securities account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE YOU INCUR THE DEFICIT.

Redemptions are automatically made by Wachovia Securities, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividend declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Wachovia Securities, which has advanced monies to satisfy deficits in your account.


TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.


The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Fund Shares -- Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

FINANCIAL HIGHLIGHTS


The financial highlights below are intended to help you evaluate the Fund's financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder would have earned on an investment in the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period.

A copy of the Fund's annual report, along with the Fund's audited financial statements and report of independent auditors, is available upon request, at no charge, as described on the back cover of this prospectus.

The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report on those financial statements was unqualified.


LIQUID ASSETS FUND (fiscal years ended 9-30)


 PER SHARE OPERATING PERFORMANCE                      2003         2002         2001         2000         1999
 Net asset value, beginning of year             $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
 Net investment income and net realized gains          .01          .02          .05          .06          .05
 Dividends and distributions to shareholders          (.01)        (.02)        (.05)        (.06)        (.05)
 Net asset value, end of year                   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
 Total return(1)                                      1.14%        2.04%        5.33%        6.15%        5.05%

 RATIOS/SUPPLEMENTAL DATA                             2003         2002         2001         2000         1999
 Net assets, end of year (000)                  $  419,174   $  512,017   $  556,572   $  488,807   $  394,612
 Average net assets (000)                       $  434,433   $  508,258   $  486,816   $  417,161   $  386,144
 RATIOS TO AVERAGE NET ASSETS:
 Expenses                                              .28%         .23%         .21%         .24%         .27%
 Net investment income                                1.13%        1.99%        5.16%        6.03%        4.94%
-----------------------------------------------------------------------------------------------------------------



(1) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

NOTES

NOTES

NOTES

FOR MORE INFORMATION
Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:

-  MAIL
   Prudential Mutual
   Fund Services LLC
   PO Box 8098
   Philadelphia, PA 19101

-  TELEPHONE
   (800) 225-1852
   (732) 482-7555 (from outside the U.S.)

-  WEBSITES
   www.jennisondryden.com
   www.strategicpartners.com

-  Outside Brokers should contact:
   Prudential Investment Management Services LLC
   PO Box 8310
   Philadelphia, PA 19101

-  TELEPHONE
   (800) 778-8769

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

-  MAIL
   Securities and Exchange Commission
   Public Reference Section
   Washington, DC 20549-0102

-  ELECTRONIC REQUEST
   publicinfo@sec.gov
   Note: The SEC charges a fee to copy documents

-  IN PERSON
   Public Reference Room in Washington, DC
   For hours of operation, call (202) 942-8090

-  VIA THE INTERNET
   on the EDGAR database at http://www.sec.gov

Additional information about the Fund can be obtained without charge and can be found in the following documents:

-  STATEMENT OF ADDITIONAL INFORMATION (SAI)
   (incorporated by reference into this prospectus)

-  ANNUAL REPORT
   (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

-  SEMI-ANNUAL REPORT

Fund Symbols
 Nasdaq      PLQXX
 CUSIP       147541502


MF175A                                  Investment Company Act File No. 811-4060

                             CASH ACCUMULATION TRUST

                       Statement of Additional Information

                                December 1, 2003

     Cash Accumulation Trust (the Trust), an open-end, diversified, management investment company is offered in two series: National Money Market Fund (NMMF) and Liquid Assets Fund (LAF) (each a Fund and collectively, the Funds). Each series operates as a separate fund with identical investment objectives and similar policies designed to meet its investment goals. The investment objective of each of NMMF and LAF is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that either Fund's investment objective will be achieved. See "How the Fund Invests" in the applicable Prospectus (the Prospectus) and "Description of the Funds, Their Investments and Risks" in this Statement of Additional Information (SAI).


     The Trust's address is 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102 and its telephone number is (800) 225-1852.


     This SAI is not a prospectus and should be read in conjunction with each Fund's Prospectus, dated December 1, 2003. A copy of the Prospectus may be obtained at no charge from each Fund upon request at the address or telephone number noted above. Each Fund's audited financial statements for the fiscal year ended September 30, 2003 are incorporated in this SAI by reference to the Trust's 2003 annual report to shareholders (File No. 811-4060). You may obtain a copy of the Trust's annual report at no charge by request to the Trust at the address or telephone number noted above.


                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----
Trust History                                                                     B-2
Description of the Funds, Their Investments and Risks                             B-2
Investment Restrictions                                                           B-5
Management of the Trust                                                           B-8
Control Persons and Principal Holders of Securities                               B-13
Investment Advisory and Other Services                                            B-14
Brokerage Allocation and Other Practices                                          B-17
Securities and Organization                                                       B-19
Purchase, Redemption and Pricing of Fund Shares                                   B-20
Net Asset Value                                                                   B-21
Taxes, Dividends and Distributions
Calculation of Yield                                                              B-24
Financial Statements                                                              B-25
Appendix I--Description of Ratings                                                I-1
Appendix II--Proxy Voting Policies of the Subadviser                              II-1



MF175B

                                  TRUST HISTORY

     The Trust was organized under the laws of Massachusetts on April 27, 1984 as an unincorporated business trust, a form of organization that is commonly referred to as a Massachusetts business trust.


              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

     (a) CLASSIFICATION. The Trust is an open-end diversified management investment company.

     (b) INVESTMENT STRATEGIES AND RISKS. Each Fund's investment objective is current income to the extent consistent with preservation of capital and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in each Fund's Prospectus, a Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. A Fund may not be successful in achieving its objective and you can lose money.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES

     Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). Neither Fund intends to purchase TIGRs or CATS during the coming year.

FLOATING RATE AND VARIABLE RATE SECURITIES

     Each Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide that a rate that is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

DEMAND FEATURES AND GUARANTEES

     LAF may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to SHORTEN THE MATURITY of the underlying instrument. Second, the demand feature, if unconditional, can be used to EVALUATE THE CREDIT QUALITY of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

     A GUARANTEE is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

     LAF can only invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act) provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued or supported by second tier demand features or guarantees that are issued by the same entity.

LENDING OF SECURITIES


     Consistent with applicable regulatory requirements, NMMF may lend its portfolio securities to broker-dealers and LAF may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans of each Fund do not exceed in the aggregate 33 1/3% of the value of its respective total assets and, provided that such loans are callable at any time by the respective Fund and are at all times secured by cash or U.S. Government Securities that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the cash collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the securities which are the subject of the loan occurs, such loan will be called so that the securities may be voted by the Fund (or Funds).


     A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Trust. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to that Fund.

     Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES


     Each Fund may not hold more than 10% of its net assets in illiquid securities. If a Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities), privately placed commercial paper and securities that are not readily marketable (either within or outside of the United States).


     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

     Rule 144A under the Securities Act allows for an institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Trustees. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality as determined by the investment adviser; and (2) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to a demand right are deemed to have a maturity equal to the notice period.

SECURITIES OF OTHER INVESTMENT COMPANIES

     Each Fund may invest up to 10% of its total assets in securities of other money market funds. Generally, each Fund does not intend to invest more than 5% of its total assets in such securities. However, pursuant to a Securities and Exchange Commission (Commission) exemptive order, the Fund may invest up to 25% of its total assets in an affiliated money market fund. To the extent that a Fund invests in securities of other registered investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.

BORROWING


     NMMF may borrow from banks (including through entering into reverse repurchase agreements) up to and including 10% of the value of its total assets taken at the lower of cost or current value for temporary or emergency purposes. NMMF may pledge up to and including 10% of its net assets to secure such borrowings. LAF may borrow (including through entering reverse repurchase agreements) up to 33 1/3% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. LAF may pledge up to 33 1/3% of its total assets to secure such borrowings. A Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.


REPURCHASE AGREEMENTS


     Each Fund may purchase securities and concurrently enter into repurchase agreements with the seller, pursuant to which the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by State Street Bank & Trust Company (State Street or the Custodian), the Trust's Custodian, either directly or through a sub-custodian, either physically or in a book-entry account.


     A Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the fund's investment adviser. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.


     LAF intends to participate in a joint repurchase account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of LAF may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. LAF participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Trust's policy that its Custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.


     NMMF does not currently participate in the joint repurchase account.

REVERSE REPURCHASE AGREEMENTS


     Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at a specified price, date and interest payment. Each Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Trust's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.

FIRM COMMITMENT AGREEMENTS

     NMMF may enter into firm commitment agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when NMMF anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. Entry into firm commitment agreements with broker-dealers requires the creation and maintenance of a segregated account. The underlying securities subject to a firm commitment agreement are subject to fluctuation in market value and, therefore, to the extent that NMMF remains fully invested at the same time that it has entered into firm commitment agreements, there will be a greater possibility that the net asset value of NMMF shares will vary from $1.00.


     Pending delivery of securities purchased under firm commitment agreements, the amount of the purchase price will be held in liquid assets such as cash or high-quality debt obligations. Such obligations will be maintained in a separate account with the Trust's Custodian in an amount equal on a daily basis to the amount of NMMF's firm commitments. When the time comes to pay for securities subject to firm commitment agreements, NMMF will meet its obligations from then-available cash flow or the sale of securities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


     LAF may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by LAF with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. LAF will limit such purchases to those where the date of delivery and payment falls within 90 days of the date of the commitment. LAF will make commitments to purchase such when issued securities only with the intention of actually acquiring the securities. The Trust's Custodian will segregate cash or other liquid assets having a value equal to or greater than LAF's purchase commitments. If LAF chooses to dispose of the when-issued security prior to its receipt of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuations and no interest accrues to the purchaser during the period between purchase and settlement.


SEGREGATED ASSETS


     The Fund segregates with its Custodian, cash, U.S. Government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include when-issued and delayed delivery securities, futures contracts, written options and options on futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market daily.


                             INVESTMENT RESTRICTIONS


     The Funds' investment objectives and the following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Fund. A "majority of the outstanding voting securities," when used in this SAI, means the lesser of (1) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (2) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective to a particular Fund, such matters shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting securities of the particular Fund votes for the approval of such matters as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of the other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

NATIONAL MONEY MARKET FUND

     The following investment restrictions are fundamental policies of NMMF and may not be changed without shareholder approval.

     NMMF may not:

     1. Issue senior securities or borrow money or pledge its assets, except as permitted by the Investment Company Act of 1940, and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations (collectively, the "1940 Act Laws, Interpretations and Exemptions"). For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing, and collateral arrangements with respect thereto, and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

     2. Purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the Investment Company Act of 1940, and the rules and regulations promulgated thereunder, as each may be amended from time to time, except to the extent that the Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations (collectively, the "1940 Act Laws, Interpretations and Exemptions").

     3. Purchase any security if as a result 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

     4. Buy or sell real estate, except that investment in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     5. Buy or sell physical commodities or contracts involving physical commodities. The Fund may purchase and sell (i) derivative, hedging and similar instruments such as financial futures and options thereon, and (ii) securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts, and the Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund's ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.

     6. Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     7. The Fund may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with the Fund's investment objective.

     The following are non-fundamental policies of NMMF that may be changed without shareholder approval:

     1. The Fund may not: Purchase voting securities or make investments for the purpose of exercising control or management.

     2. The Fund may not: Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transactions. For the purposes of this restriction, foreign banks or their agents and subsidiaries are not considered investment companies. (Under the 1940 Act no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company).

     3. The Fund may not: Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuous operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities; provided, however, that the Fund may purchase U.S. Government Securities without regard to this limitation.

     4. The Fund may not: Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts managed by the Manager or the Sub-Advisor to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

     5. The Fund may not: Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 10% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.

     6. The Fund may not: Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof except that, as described above under "Firm Commitment Agreements," the Fund may enter into firm commitment agreements with respect to securities otherwise eligible for purchase by the Fund.

LIQUID ASSETS FUND

     The following investment restrictions are fundamental policies of LAF and may not be changed except as described above.

     LAF may not:

     1. Issue senior securities or borrow money or pledge its assets, except as permitted by the Investment Company Act of 1940, and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations (collectively, the "1940 Act Laws, Interpretations and Exemptions"). For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing, and collateral arrangements with respect thereto, and obligations of the Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

     2. Purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions.

     3. Purchase any security if as a result 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     4. Buy or sell real estate, except that investment in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     5. Buy or sell physical commodities or contracts involving physical commodities. The Fund may purchase and sell (i) derivative, hedging and similar instruments such as financial futures and options thereon, and (ii) securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts, and the Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund's ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.

     6. The Fund may not: Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     7. The Fund may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with the Fund's investment objective.

     The following are non-fundamental policies of LAF that may be changed without shareholder approval:

     1. The Fund may not: Make investments for the purpose of exercising control or management.

     2. The Fund may not: Invest in securities of other non-affiliated investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, or except as part of a merger, consolidation or other acquisition.

     Whenever any fundamental investment policy or investment restriction of a Fund states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce it's borrowing, as required by applicable law.

                             MANAGEMENT OF THE TRUST


     Information pertaining to the Trustees of the Funds is set forth below. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act, are referred to as "Independent Trustees". Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees". "Fund Complex"+ consists of the Funds and any other investment companies managed by Prudential Investments LLC (PI or the Manager).

                              INDEPENDENT TRUSTEES



                                        TERM OF                                        NUMBER OF
                                     OFFICE*** AND                                   PORTFOLIOS IN
                          POSITION     LENGTH OF                                      FUND COMPLEX         OTHER DIRECTORSHIPS
                          WITH THE       TIME             PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY THE
NAME, ADDRESS** AND AGE     FUND        SERVED           DURING PAST FIVE YEARS         TRUSTEE                TRUSTEE****
-----------------------   ---------  -------------   ------------------------------  -------------   -----------------------------
David E.A. Carson (69)    Trustee    Since 2003      Director (January 2000-May            99        Director of United
                                                     2000), Chairman (January                        Illuminating and UIL Holdings
                                                     1999-December 1999), Chairman                   (utility company), since
                                                     and Chief Executive Officer                     1993.
                                                     (January 1998-December 1998)
                                                     and President, Chairman and
                                                     Chief Executive Officer of
                                                     People's Bank (1983-1997).

Robert E. La Blanc (69)   Trustee    Since 1997      President (since 1981) of             119       Director of Storage
                                                     Robert E. La Blanc Associates,                  Technology Corporation (since
                                                     Inc. (telecommunications);                      1979) (technology), Chartered
                                                     formerly General Partner at                     Semiconductor Manufacturing,
                                                     Salomon Brothers and                            Ltd. (since 1998) Titan
                                                     Vice-Chairman of Continental                    Corporation (electronics)
                                                     Telecom; Trustee of Manhattan                   (since 1995), Computer
                                                     College.                                        Associates International,
                                                                                                     Inc. (since 2002) (software
                                                                                                     company); FiberNet Telecom
                                                                                                     Group, Inc. (since 2003)
                                                                                                     (telecom company); Director
                                                                                                     (since April 1999) of The
                                                                                                     High Yield Plus Fund, Inc.

Douglas H. McCorkindale   Trustee    Since 2003      Chairman (since February              101       Director of Gannett Co.,
(64)                                                 2001), Chief Executive Officer                  Inc., Director of Continental
                                                     (since June 2000) and                           Airlines Inc., (since May
                                                     President (since September                      1993); Director of Lockheed
                                                     1997) of Gannett Co. Inc.                       Martin Corp. (aerospace and
                                                     (publishing and media),                         defense) (since May 2001);
                                                     formerly Vice Chairman (March                   Director of The High Yield
                                                     1994-May 2000) of Gannett Co.,                  Plus Fund, Inc. (since 1996).
                                                     Inc.

Stephen P. Munn (61)      Trustee    Since 2003      Chairman of the Board (since          107       Chairman of the Board (since
                                                     1994) and formerly Chief                        January 1994) and Director
                                                     Executive Officer (1988-2001)                   (since 1988) of Carlisle
                                                     and President of Carlisle                       Companies Incorporated
                                                     Companies Incorporated.                         (manufacturer of industrial
                                                                                                     products); Director of
                                                                                                     Gannett Co., Inc. (publishing
                                                                                                     and media).

Richard A. Redeker (60)   Trustee    Since 2003      Management Consultant;                102                     --
                                                     formerly employee of
                                                     Prudential Investments
                                                     (October 1996-December 1998);
                                                     Director of Investment, Inc.
                                                     (since 2001) and Director of
                                                     Penn Tank Lines (since 1999).

                                        TERM OF                                        NUMBER OF
                                     OFFICE*** AND                                   PORTFOLIOS IN
                          POSITION     LENGTH OF                                      FUND COMPLEX         OTHER DIRECTORSHIPS
                          WITH THE       TIME             PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY THE
NAME, ADDRESS** AND AGE     FUND        SERVED           DURING PAST FIVE YEARS         TRUSTEE                TRUSTEE****
-----------------------   ---------  -------------   ------------------------------  -------------   -----------------------------
Robin B. Smith (64)       Trustee    Since 1997      Chairman of the Board (since          109       Director of BellSouth
                                                     January 2003) of Publishers                     Corporation (since 1992).
                                                     Clearing House (direct
                                                     marketing), formerly Chairman
                                                     and Chief Executive Officer
                                                     (August 1996-January 2003) of
                                                     Publishers Clearing House.

Stephen Stoneburn (60)    Trustee    Since 1997      President and Chief Executive         107                     --
                                                     Officer (since June 1996) of
                                                     Quadrant Media Corp. (a
                                                     publishing company); formerly
                                                     President (June 1995-June
                                                     1996) of Argus Integrated
                                                     Media, Inc.; Senior Vice
                                                     President and Managing
                                                     Director (January 1993-1995)
                                                     of Cowles Business Media and
                                                     Senior Vice President of
                                                     Fairchild Publications, Inc.
                                                     (1975-1989).

Clay T. Whitehead (65)    Trustee    Since 1999      President (since 1983) of             106       Director (since 2000) of The
                                                     National Exchange Inc. (new                     High Yield Plus Fund, Inc.
                                                     business development firm).



                               INTERESTED TRUSTEES



                                        TERM OF                                        NUMBER OF
                                     OFFICE*** AND                                   PORTFOLIOS IN
                          POSITION     LENGTH OF                                      FUND COMPLEX         OTHER DIRECTORSHIPS
                          WITH THE       TIME             PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY THE
NAME, ADDRESS** AND AGE     FUND        SERVED           DURING PAST FIVE YEARS         TRUSTEE                TRUSTEE****
-----------------------   ---------  -------------   ------------------------------  -------------   -----------------------------
*Robert F. Gunia (56)     Trustee    Since 1997      Chief Administrative Officer          189       Vice President and Director
                          and Vice                   (since June 1999) of PI;                        (since May 1989) and
                          President                  Executive Vice President and                    Treasurer (since 1999) of The
                                                     Treasurer (since January 1996)                  Asia Pacific Fund, Inc.
                                                     of PI; President (since April
                                                     1999) of Prudential Investment
                                                     Management Services LLC
                                                     (PIMS); Corporate Vice
                                                     President (since September
                                                     1997) of The Prudential
                                                     Insurance Company of America;
                                                     Director, Executive Vice
                                                     President and Chief
                                                     Administrative Officer (since
                                                     May 2003) of American Skandia
                                                     Investment Services, Inc.,
                                                     American Skandia Advisory
                                                     Services, Inc., and American
                                                     Skandia Fund Services, Inc.;
                                                     President (since April 1999)
                                                     of Prudential Investment
                                                     Management Services LLC;
                                                     Executive Vice President
                                                     (since March 1999) and
                                                     Treasurer (since May 2000) of
                                                     Prudential Mutual Fund
                                                     Services LLC; formerly Senior
                                                     Vice President (March 1987-May
                                                     1999) of Prudential
                                                     Securities.

                                        TERM OF                                        NUMBER OF
                                     OFFICE*** AND                                   PORTFOLIOS IN
                          POSITION     LENGTH OF                                      FUND COMPLEX         OTHER DIRECTORSHIPS
                          WITH THE       TIME             PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY THE
NAME, ADDRESS** AND AGE     FUND        SERVED           DURING PAST FIVE YEARS         TRUSTEE                TRUSTEE****
-----------------------   ---------  -------------   ------------------------------  -------------   -----------------------------
*Judy A. Rice (55)        Trustee    Since 2000      President, Chief Executive            109                     --
                          and        Since 2003      Officer, Chief Operating
                          President                  Officer and Officer-in-Charge
                                                     (since 2003) of PI; Director,
                                                     Officer-in-Charge, President,
                                                     Chief Executive Officer and
                                                     Chief Operating Officer (since
                                                     May 2003) of American Skandia
                                                     Advisory Services, Inc.; and
                                                     American Skandia Investment
                                                     Services, Inc.; Director,
                                                     Officer-in-Charge, President,
                                                     Chief Executive Officer (since
                                                     May 2003) of American Skandia
                                                     Fund Services, Inc.; Vice
                                                     President (since February
                                                     1999) of Prudential Investment
                                                     Management Services LLC;
                                                     President, Chief Executive
                                                     Officer and Officer-in-Charge
                                                     (since April 2003) of
                                                     Prudential Mutual Fund
                                                     Services LLC; formerly various
                                                     positions to Senior Vice
                                                     President (1992-1999) of
                                                     Prudential Securities; and
                                                     various positions to Managing
                                                     Director (1975-1992) of
                                                     Salomon Smith Barney; Member
                                                     of Board of Governors of the
                                                     Money Management Institute.



     Information pertaining to the Officers of the Funds who are not also Trustees is set forth below.

                                    OFFICERS



                                        TERM OF
                                      OFFICE*** AND
                                        LENGTH OF
                           POSITION       TIME                                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS** AND AGE    WITH FUND     SERVED                                 DURING PAST FIVE YEARS
-------------------------  ---------  -------------  -----------------------------------------------------------------------------
Marguerite E. H. Morrison  Chief      Since 2003     Vice President and Chief Legal Officer--Mutual Funds and Unit Investment
(47)                       Legal                     Trusts (since August 2000) of The Prudential Insurance Company of America;
                           Officer                   Senior Vice President and Secretary (since April 2003) of PI; Senior Vice
                           and                       President and Secretary (since May 2003) of American Skandia Investment
                           Assistant  Since 2002     Services, Inc., American Skandia Advisory Services, Inc. and American Skandia
                           Secretary                 Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since
                                                     October 2001), previously Senior Vice President and Assistant Secretary
                                                     (February 2001-April 2003) of PI, Vice President and Associate General
                                                     Counsel (December 1996-February 2001) of PI.

Grace C. Torres (44)       Treasurer  Since 1997     Senior Vice President (since January 2000) of PI; Senior Vice President and
                           and                       Assistant Treasurer (since May 2003) of American Skandia Investment Services,
                           Principal                 Inc. and American Skandia Advisory Services Inc.; formerly First Vice
                           Financial                 President (December 1996-January 2000) of PI and First Vice President (March
                           and                       1993-1999) of Prudential Securities.
                           Accounting
                           Officer

                                        TERM OF
                                      OFFICE*** AND
                                        LENGTH OF
                           POSITION       TIME                                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS** AND AGE    WITH FUND     SERVED                                 DURING PAST FIVE YEARS
-------------------------  ---------  -------------  -----------------------------------------------------------------------------
Jonathan D. Shain (45)     Secretary  Since 2001     Vice President and Corporate Counsel (since August 1998) of The Prudential
                                                     Insurance Company of America; Vice President and Assistant Secretary (since
                                                     May 2003) of American Skandia Investment Services, Inc. and American Skandia
                                                     Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January
                                                     1997-July 1998).

Maryanne Ryan (39)         Anti-      Since 2002     Vice President, The Prudential Insurance Company of America (since November
                           Money                     1998), First Vice President, Prudential Securities (March 1997-May 1998);
                           Laundering                Anti-Money Laundering Officer (since May 2003) of American Skandia Investment
                           Compliance                Services, Inc., American Skandia Advisory Services, Inc. and American Skandia
                           Officer                   Marketing, Inc.


----------------

+ The Fund Complex consists of all investment companies managed by PI. Effective May 1, 2003, the funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10 and 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's Gibraltar Fund.
* "Interested" Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).
**     Unless otherwise noted, the address of the Trustees and Officers is c/o:
       Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.
*** There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual's length of service as Trustee and/or Officer.
**** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

     The Funds have Trustees who, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, decide upon matters of general policy in accordance with the laws of the State of Massachusetts and the 1940 Act. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Investment Adviser" and "--Principal Underwriter, Distributor and Rule 12b-1 Plan", the Trustees also review the actions of the Funds' Officers, who conduct and supervise the daily business operations of the Funds. Pursuant to the Trust's Declaration of Trust, the Board of Trustees (the Board) may contract for advisory and management services for each Fund or for any of its series (or class thereof). Any such contract may permit the Manager to delegate certain or all of its duties under such contracts to qualified investment advisers and administrators.

     Trustees and Officers of the Funds are also trustees, directors and officers of some or all of the other investment companies advised by the Fund's Manager and distributed by PIMS.


     Pursuant to a Management Agreement with each Fund, the Manager pays all compensation of Officers and employees of the Funds as well as the fees and expenses of all Interested Trustees of the Funds.

                            STANDING BOARD COMMITTEES


     The Board has established three standing committees in connection with the governance of the Funds--Audit, Nominating and Valuation.

     The Audit Committee consists of Messrs. Munn (Chair), Stoneburn and Whitehead. The responsibilities of the Audit Committee are to assist the Board of Trustees in overseeing the Funds' independent auditors, accounting policies and procedures, and other areas relating to the Funds' auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent auditors directly to the Funds. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the independent auditors to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Funds, provided that the engagement of the independent auditors relates directly to the operation and financial reporting of the Funds. The scope of the Audit Committee's responsibility is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent auditors' responsibility to plan and carry out a proper audit. The Audit Committee met six times during the fiscal year ended September 30, 2003.

     The Nominating Committee consists of Messrs. Redeker (Chair), McCorkindale and Carson. This committee interviews and recommends to the Board persons to be nominated for election as Trustees by the Funds' shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee also reviews the independence of Trustees serving on the Board and recommends to the Board Independent Trustees to be selected for membership on Board Committees. The Nominating Committee reviews each Trustee's investment in the Funds, matters relating to Trustee compensation and expenses and compliance with the Funds' retirement policy. The Nominating Committee met three times during the fiscal year ended September 30, 2003.

     The Valuation Committee consists of at least two Board members or an officer of the Trust and one Board member (in both instances the Valuation Committee may include employees of the Manager who may constitute a majority of the Valuation Committee). The Valuation Committee supervises the valuation of the Funds' portfolio securities and other assets and meets on an as needed basis. The Valuation Committee met two times during the fiscal year ended September 30, 2003. For more information about the Valuation Committee, see "Net Asset Value" below.

     In addition to the three standing committees of the Funds, the Board has also approved Trustee participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the JennisonDryden Mutual Funds or Strategic Partners Funds complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board. The following Independent Trustees serve on the Executive Committee: Mr. La Blanc and Ms. Smith. Independent Trustees from other funds in the JennisonDryden Mutual Funds or Strategic Partners Funds complex also serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Trustees and fund management on issues that affect more than one fund; serving as a liaison between the boards of trustees/directors of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Trustees.

     The Funds pay each of its Independent Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Trustee may change as result of the introduction of additional funds upon whose boards the Trustees may be asked to serve.

     Independent Trustees may defer receipt of their Trustees' fees pursuant to a deferred fee agreement with the Funds. Under the terms of such agreement, the Funds accrue deferred Trustees' fees daily, which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any JennisonDryden Mutual Fund or Strategic Partners Fund chosen by the Trustee. The Funds' obligations to make payments of deferred Trustees' fees, together with interest thereon is a general obligation of the Funds.


     The Funds have no retirement or pension plan for its Trustees.


     The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended September 30, 2003 to the Independent Trustees. The table also shows aggregate compensation paid to those Trustees for service on the Trust's Board and the board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2002.


                               COMPENSATION TABLE


                                                                     TOTAL 2002 COMPENSATION FROM FUNDS AND
NAME AND POSITION               AGGREGATE COMPENSATION FROM TRUST   FUND COMPLEX PAID TO INDEPENDENT TRUSTEES
-----------------               ---------------------------------   -----------------------------------------
David E. A. Carson(1)                         $   839                                 None
Delayne Dedrick Gold(2)                       $ 2,345                          $  186,250 (36/88)*
Robert E. La Blanc                            $ 3,300                          $  137,250 (20/77)*
Douglas H. McCorkindale(1)(3)                 $   822                          $  115,000 (18/77)*
Stephen P. Munn(1)                            $   888                          $  118,000 (23/72)*
Richard A. Redeker(1)                         $   848                          $  120,500 (23/72)*
Robin B. Smith(3)                             $ 3,169                          $  120,500 (26/69)*
Stephen Stoneburn                             $ 3,206                          $  120,250 (18/75)*
Nancy H. Teeters(2)                           $ 3,325                          $  123,000 (24/71)*
Clay T. Whitehead                             $ 3,213                          $  196,750 (32/94)*


----------

* Indicates number of funds/portfolios in Fund Complex (including the Trust) to which aggregate compensation relates.
(1) Messrs. Carson, McCorkindale, Munn and Redeker were elected as Trustees at a meeting on July 2, 2003.
(2) Effective July 2, 2003, Ms. Gold resigned as Trustee of the Trust and effective April 23, 2003, Ms. Teeters became a Trustee Emeritus.
(3) Although the last column shows the total amount paid to Trustees from the Fund Complex during the calendar year ended December 31, 2002, such compensation was deferred at the election of this Trustee, in total or in part, under the Trust's deferred fee agreement. Including accrued interest on amounts deferred through December 31, 2002, the total amount of deferred compensation for the year amounted to $58,669 and $67,374 for Mr. McCorkindale and Ms. Smith, respectively.

Trustees and Officers who are interested do not receive compensation from the Funds or any fund in the Fund Complex and therefore are not shown in the Compensation table.


     The following table sets forth the dollar range of equity securities in the Funds beneficially owned by a Trustee, and, on an aggregate basis, in all registered investment companies overseen by a Trustee in the Fund Complex as of December 31, 2002.


                          TRUSTEE SHARE OWNERSHIP TABLE

                              INDEPENDENT TRUSTEES


                                                                            AGGREGATE DOLLAR RANGE OF
                                                                       EQUITY SECURITIES IN ALL REGISTERED
                                DOLLAR RANGE OF EQUITY SECURITIES       INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE                        IN EACH OF THE FUNDS                  TRUSTEE IN FUND COMPLEX
---------------                 ---------------------------------      -----------------------------------
Delayne Dedrick Gold                            --                                Over $100,000
Robert E. La Blanc                              --                                Over $100,000
Robin B. Smith                                                                    Over $100,000
  Liquid Assets Fund                       Over $100,000
Stephen Stoneburn                               --                                Over $100,000
Nancy H. Teeters                                --                                  $1-$10,000
Clay T. Whitehead                               --                                Over $100,000


                               INTERESTED TRUSTEES


                                                                            AGGREGATE DOLLAR RANGE OF
                                                                       EQUITY SECURITIES IN ALL REGISTERED
                                DOLLAR RANGE OF EQUITY SECURITIES       INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE                            IN THE FUNDS                      TRUSTEE IN FUND COMPLEX
-----------------------------   ---------------------------------      -----------------------------------
Robert F. Gunia                                 --                                Over $100,000
David R. Odenath, Jr.(1)                        --                                Over $100,000
Judy A. Rice                                                                      Over $100,000
  Liquid Assets Fund                     $10,001-$50,000


----------

(1) Effective July 2, 2003, Mr. Odenath resigned as Trustee.



     The following table sets forth information regarding each class of securities owned beneficially or of record by each Independent Trustee, and his/her immediate family members, in an investment adviser or principal underwriter of the Funds or a person (other than a registered investment company) directly or indirectly "controlling", "controlled by", or "under common control with" (within the meaning of the 1940 Act) an investment adviser or principal underwriter of the Funds as of December 31, 2002.



                                           OWNERS AND
                                          RELATIONSHIPS             TITLE OF    VALUE OF    PERCENT OF
NAME OF TRUSTEE                            TO TRUSTEE     COMPANY    CLASS     SECURITIES     CLASS
---------------                           -------------   -------   --------   ----------   ----------
Delayne Dedrick Gold                            --           --        --          --           --
Robert E. La Blanc                              --           --        --          --           --
Robin B. Smith                                  --           --        --          --           --
Stephen Stoneburn                               --           --        --          --           --
Nancy H. Teeters                                --           --        --          --           --
Clay T. Whitehead                               --           --        --          --           --


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of November 14, 2003, the Trustees and Officers of the Funds, as a group, beneficially owned less than 1% of the outstanding shares of Common Stock of the Funds.

     As of November 14, 2003, there were no beneficial owners, directly or indirectly, of more than 5% of the outstanding Common Stock of the Funds.

     As of November 14, 2003, Wachovia Securities, LLC (Wachovia Securities) was the record holder for other beneficial owners of the following:



  FUND            NO. SHARES/% OF CLASS
  ----            ---------------------
NMMF                295,117,115/99.6%
LAF                 467,438,100/99.9%


                     INVESTMENT ADVISORY AND OTHER SERVICES

(a) MANAGER AND INVESTMENT ADVISER


     The Manager of the Funds is Prudential Investments LLC (PI or the Manager), 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. The Manager serves as manager to all of the other investment companies that, together with the Funds, comprise the Prudential mutual funds. See "How the Fund is Managed--Manager" in the Prospectus. As of September 30, 2003, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $108 billion.


     PI is a wholly owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). Prudential Mutual Fund Services LLC (the Transfer Agent or PMFS), an affiliate of the Manager, serves as the transfer agent and dividend-disbursing agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.


     Pursuant to a Management Agreement with the Trust (the Management Agreement), the Manager, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages both the investment operations of the Funds and the composition of the Funds' portfolios, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. PI is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Funds. PI will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements.

     PI will review the performance of any subadvisers and make recommendations to the Board with respect to the retention of the subadvisers, and the renewal of any subadvisory agreements. PI also administers the Funds' corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street and PMFS. The management services of PI for the Funds are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.

     For its services, PI receives from NMMF, pursuant to the Management Agreement, a fee at an annual rate of the average daily net assets of the Fund of .39% of the first $1 billion of net assets; .375% of the next $500 million of net assets; .35% of the next $500 million of net assets; and .325% of net assets in excess of $2 billion. The fee is computed daily and payable monthly. For the expenses PI assumes for LAF, pursuant to the Management Agreement, PI will be reimbursed for its direct costs, exclusive of any profit or overhead, not to exceed .39% of the LAF's average daily net assets. It is expected that this amount will be approximately .07 of 1% of the average daily net assets of LAF for the fiscal year ending September 30, 2004.


     In connection with its management of the corporate affairs of the Funds, PI bears the following expenses:

       (1) the salaries and expenses of all personnel of the Funds and the Manager, except the fees and expenses of Independent Trustees;

       (2) all expenses incurred by the Manager or by the Funds in connection with managing the ordinary course of the Funds' business, other than those assumed by the Funds, as described below; and

       (3) the costs and expenses payable to any Subadviser pursuant to any subadvisory agreement between the Manager and a Subadviser.

     Under the terms of the Management Agreement, each Fund is responsible for the payment of the following expenses; (1) the fee payable to the Manager, (2) the fees and expenses of Independent Trustees, (3) the fees and certain expenses of its Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (4) the charges and expenses of its legal counsel and independent accountants, (5) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (6) all taxes and corporate fees payable by the Fund to governmental agencies, (7) the fees of any trade association of which it is a member, (8) the cost of stock certificates representing its shares, (9) the cost of fidelity and liability insurance, (10) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of its registration statements and prospectuses for such purposes, and the fees and expenses of registration and notice filings made in accordance with state securities laws,
(11) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing report, proxy statements and prospectuses to shareholders, (12) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of its business, and (13) distribution and service fees.

     The Management Agreement also provides that the Manager will not be liable for any error of judgment or for any loss suffered by the Funds in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either party upon not more than 60 days' or less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.


     For the fiscal years ended September 30, 2003, 2002 and 2001, PI received management fees from NMMF and LAF of $1,156,267, $1,366,508 and $1,488,390, and $325,000, $325,000 and $285,000, respectively.


     PI has entered into Subadvisory Agreements with Prudential Investment Management, Inc. (PIM), a wholly owned subsidiary of Prudential. The Subadvisory Agreements provide that PIM furnish investment advisory services in connection with the management of the Funds. In connection therewith, PIM is obligated to keep certain books and records of the Funds. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIM's performance of such services. PIM is paid by PI at annual rates as follows: In connection with NMMF, PIM is compensated by PI in the amount of ..195% of the first $1 billion of net assets, .169% of the next $500 million of net assets, .140% of the next $500 million of net assets and .114% of net assets in excess of $2 billion of the Fund's average daily net assets. In connection with LAF, PIM is reimbursed by PI for its direct costs, excluding profit and overhead, incurred by PIM in furnishing services to PI.

     The Subadvisory Agreements provide that they will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Funds, PI or PIM upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreements provide that they will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Trustees at least annually in accordance with the requirements of the 1940 Act.

(b) MATTERS CONSIDERED BY THE BOARD


     The Management and Subadvisory Agreements were last approved by the Board, including all of the Independent Trustees on May 29, 2003 at a meeting called for that purpose. New Management and Subadvisory Agreements were approved by the Trust's shareholders on July 2, 2003. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to that Fund. The Board requested and evaluated reports from the Manager and the Subadviser that addressed specific factors designed to inform the Board's consideration of these and other issues.

     With respect to the nature and quality of the services provided by the Manager and the Subadviser, respectively, the Board considered the performance of each Fund in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance compared to such indices and peer groups of funds. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. The Board also considered the Manager's and Subadviser's reputation and their stated intentions with respect to their respective investment management capabilities in the management of the Fund. The Board considered each of the Manager's and Subadviser's stated commitment to the maintenance of effective compliance programs for the Fund and their positive compliance history, as neither the Manager nor Subadviser has been subject to any significant compliance problems.

     With respect to the overall fairness of the Management and Subadvisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Manager and the Subadviser and their affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Subadviser. In concluding that the direct and indirect benefits accruing to the Manager, the Subadviser and their affiliates, by virtue of their relationship to a Fund, were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to that Fund, the Board reviewed specific data as to the Manager's and the Subadviser's profit or loss on the Fund for the recent period and carefully examined their cost allocation methodology. With respect to profitability, the Manager and the Subadviser discussed with the Board the allocation methodologies for intercompany revenues and expenses (not including the costs of distributing shares or providing shareholder services) in order to approximate their respective profits from the Management or Subadvisory fees. The Board understood that neither the Manager nor the Subadviser use these profitability analyses in the management of their businesses other than in connection with the approval or continuation of management or advisory agreements, at least in part because they exclude significant costs and include certain revenues that judicial interpretations have required in the context of Board approval of mutual fund advisory agreements. These matters were also considered at the meeting of the Independent Trustees.

PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN


     Prudential Investment Management Services LLC (PIMS or the Distributor), 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102, acts as the distributor of the shares of the Trust. PI and PIM, which are affiliated persons of the Trust, are affiliates of PIMS. PIMS is a subsidiary of Prudential.


     Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION PLAN


     Under the NMMF Amended and Restated Distribution and Service Plan (the
Plan) and the Trust's Distribution Agreement dated as of June 1, 1998, NMMF pays the Distributor a distribution fee of up to 0.175% of the average daily net assets of the shares of NMMF, computed daily and payable monthly which is designed to reimburse the Distributor, in whole or in part, for its services. The Distributor incurs the expenses of distributing LAF shares, none of which are reimbursed by or paid for by LAF.

     For the fiscal year ended September 30, 2003, the Distributor received payments of $296,479 under the Plan. These amounts were primarily expended for payment of account servicing fees to financial advisers and other persons who sell shares of NMMF.

     The Board has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit NMMF and its shareholders.


     Pursuant to the Plan, the Trustees will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the Trust by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to NMMF without approval of the shareholders of NMMF, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the Rule 12b-1 Trustees) or by a vote of a majority of the outstanding voting securities of the shares of the Fund (as defined in the 1940 Act). The Trust's Distribution Agreement provides that it will terminate automatically if assigned and that it may be terminated, without payment of any penalty, by a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of the Trust, or by the Distributor, on 60 days' written notice to the other party.

     NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the National Association of Securities Dealers Inc. (NASD), the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of NMMF shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of NMMF may not exceed ..75 of 1% per class. The 6.25% limitation applies to NMMF rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of NMMF, all sales charges on shares of NMMF would be suspended.

OTHER SERVICE PROVIDERS

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, MA 02171, serves as Custodian for the Trust's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Trust.


     Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, NJ 08830, serves as the transfer and dividend disbursing agent of the Trust. PMFS is a wholly owned subsidiary of PIFM Holdco Inc., the parent of PI, the Manager. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to NMMF, PMFS receives an annual fee ($12.00) per shareholder account, a new account set up fee ($2.00) for each manually-established account and a monthly inactive zero balance account fee ($0.20) per shareholder account plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. In connection with the transfer agency services rendered by PMFS to LAF, PMFS will be reimbursed for its direct costs, excluding profit and overhead.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, served as the Trust's independent auditors through the fiscal year ended September 30, 2003 and in that capacity audited each Fund's financial statements for the fiscal year ended September 30, 2003. The Audit Committee and the full Board approved the selection of KPMG LLP as the Trust's independent auditors for the fiscal year ending September 30, 2004.


CODE OF ETHICS


     The Board has adopted a Code of Ethics, in addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes apply to access persons (generally persons who have access to information about the Funds' investment programs and permit personnel subject to the Codes to invest in securities including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.

DESCRIPTION OF PROXY VOTING POLICIES AND RECORDKEEPING PROCEDURES

     The Board has delegated to the Funds' investment manager, Prudential Investments LLC ("PI" or the "Manager") the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. The Funds authorize the Manager to delegate, in whole or in part, its proxy voting authority to its investment advisers (Subadvisers) or third party vendors, consistent with the policies set for the below. The proxy voting process shall remain subject to the supervision or the Board, including any Committee thereof established for that purpose.

     The Manager and the Board view the proxy voting process as a component of the investment process and as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Funds. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of the Funds should a proxy issue potentially implicate a conflict of interest between the Funds and the Manager or its affiliates.

     The Manager delegates to the Funds' Subadviser the responsibility for voting the Funds' proxies. The Subadviser is expected to identify and seek to obtain the optimal benefit for the Funds it manages, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Funds and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Funds and the interests of the Subadviser or its affiliates. The Manager and the Board expect that the Subadviser will notify the Manager and the Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the Subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the Securities and Exchange Commission.

     A copy of the voting policies of the Funds' Subadviser is set forth in Appendix II of this SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES


     The Manager is responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Trust does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate including Wachovia Securities during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the Commission. The Trust will not deal with the Distributor or its affiliates on a principal basis.


     In placing orders for portfolio securities of the Trust, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Trust, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Trust may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Trust's, and the services furnished by such brokers may be used by the Manager in providing investment management for the Trust. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Trust does not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.


     Subject to the above considerations, Wachovia Securities, as an affiliate of the Trust, may act as a securities broker (or futures commission merchant) for the Trust. In order for Wachovia Securities to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by Wachovia Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Wachovia Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested" persons (as defined in the 1940 Act), has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Wachovia Securities are consistent with the foregoing standard. Brokerage transactions with Wachovia Securities are also subject to such fiduciary standards as may be imposed by applicable law.

     During the fiscal years ended September 30, 2003, 2002 and 2001, the Trust paid no brokerage commissions.

     The Trust is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents during their most recent fiscal year. As of September 30, 2003, the Trust held the following such securities:



                   FUND               DEALER                 HOLDING   $ (000)
                  -----   --------------------------------   -------   -------
                  LAF     Merrill Lynch & Co.                 Debt     17,878
                          Credit Suisse First Boston Corp.    Debt     17,000
                          Goldman, Sachs & Co.                Debt     17,000
                          Morgan Stanley                      Debt      9,000
                          JPMorgan                            Debt      3,000

                  NMMF    Morgan Stanley                      Debt      8,000
                          Goldman, Sachs & Co.                Debt     12,000
                          Merrill Lynch & Co.                 Debt     11,352
                          JPMorgan                            Debt      2,000
                          Citigroup Global Markets, Inc.      Debt      3,519
                          Credit Suisse First Boston Corp.    Debt      7,000

                           SECURITIES AND ORGANIZATION

     The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, which may be divided into an unlimited number of series of such shares, and which presently consist of NMMF and LAF. Each share of a series represents an equal proportionate interest in that series with each other share of that series and is entitled to a proportionate interest in the dividends and distributions from that series. Upon termination of a series, whether pursuant to liquidation of the series or otherwise, shareholders of that series are entitled to share pro rata in the net assets of the series then available for distribution to such shareholders. Shareholders have no preemptive rights.

     A copy of the Agreement and Declaration of Trust (the Declaration of Trust) establishing the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or a series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of an affected series or by the Trustees upon written notice to the shareholders. Upon termination of the Trust or of a series, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the series as may be determined by the Trustees, the series shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the series involved, ratably according to the number of shares of such series held by the several shareholders of the series on the date of termination.

     The assets received by the Trust for the issue or sale of shares of a series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that series, and constitute the underlying assets of that series. The underlying assets of a series are segregated and are charged with the expenses, including the organizational expenses, in respect of that series and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of the series, if more than one series has shares outstanding, certain expenses may be legally chargeable against the assets of all series.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of a series for all loss and expense of any shareholder of that series held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the series of which he was a shareholder would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectuses and in this SAI, the Trustees shall continue to hold office and may appoint their successors.

                 PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

PURCHASE OF SHARES


     Shares of the NMMF are offered to investment advisory clients of Wachovia Securities that participate in any of the following managed account programs sponsored by Wachovia Securities: Gibraltar Advisors, Wachovia Securities Portfolio Management (WSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS), Managed Assets Consulting Services Custom Services (MACS-CS) and Wachovia Securities Investment Supervisory Group. See "How to Buy and Sell Shares of the Fund" in the NMMF Prospectus. A Wachovia Securities client who applies to participate in these managed account programs will be eligible to purchase shares of NMMF during the period between submission to and acceptance of the application by Wachovia Securities. Eligibility of participants is within the discretion of Wachovia Securities. In the event a client of Wachovia Securities leaves a managed account program, the client may continue to hold shares of NMMF.

     Shares of LAF are offered to investment advisory clients of Wachovia Securities that (1) participate in any of the following managed account programs sponsored by Wachovia Securities: Gibraltar Advisors, Wachovia Securities Portfolio Management (WSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS) and Wachovia Securities Investment Supervisory Group and (2) are "Eligible Benefit Plans." "Eligible Benefit Plans" include (a) employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than governmental plans as defined in
Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA,
(b) pension, profit-sharing or other employee benefit plans qualified under
Section 401 of the Internal Revenue Code, (c) deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code, and (d) Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code. See "How to Buy and Sell Shares of the Fund" in the LAF Prospectus. A Wachovia Securities client who applies to participate in these managed account programs will be eligible to purchase shares of LAF during the period between submission to and acceptance of the application by Wachovia Securities. Investment advisory clients of Wachovia Securities who receive Managed Assets Consulting Services Custom Services are not eligible to purchase shares of LAF. Eligibility of participants is within the discretion of Wachovia Securities. In the event a client of Wachovia Securities leaves a managed account program, the client may continue to hold shares of LAF.


SALE OF SHARES

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

     The Trust may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or
(b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of shareholders of a Fund. The Commission, by rules and regulations determines the conditions under which (a) trading shall be deemed to be restricted and (b) an emergency is deemed to exist within the meaning of clause (2) above.

     EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve System. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter must be received by the Fund prior to 4:00 p.m., New York time, to receive a redemption amount based on that day's net asset value (NAV) and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. For more information, see "How to Buy and Sell Shares of the Fund--Telephone Redemptions or Exchanges" in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact Prudential Mutual Fund Services LLC at
(800) 225-1852.

                                 NET ASSET VALUE

     Each Fund's NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. Each Fund will compute its NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. A Fund may not compute its NAV on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which there have been no changes that would materially affect its NAV. The NYSE is closed on most national holidays and on Good Friday.

     Each Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Trust's Board of Trustees has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the Investment Adviser under the supervision of the Board of Trustees to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the Commission. The remaining maturity of an instrument held by the Trust that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

                  TAXES, DIVIDENDS AND DISTRIBUTIONS


DISTRIBUTIONS AND TAX MATTERS

     The following is a summary of certain tax considerations generally affecting the Funds and their shareholders. This section is based on the Internal Revenue Code of 1986, as amended (the "Code"), published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor concerning the consequences of investing in the Funds in your particular circumstances under the Code and the laws of any other taxing jurisdiction.

     Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income for the year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

     In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

     Each Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, (1) 50% or more of the value of the Fund's assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the

Fund's assets may be invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.


     If for any year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Such distributions will generally be taxable to the shareholders as qualified dividend income, as discussed below, and generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which the Fund earned the income. Specifically, the excise tax will be imposed if a Fund fails to distribute in each calendar year an amount equal to 98% of qualified dividend income and ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that the Funds may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND INVESTMENTS

     Each Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by the Fund. Each Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Such investments may require a Fund to borrow money or dispose of other securities in order to comply with those requirements. Each Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require a Fund to borrow money or dispose of other securities in order to comply with the distribution requirements of the Code. Additionally, each Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent the Fund from making capital gain distributions as described below. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules.

FUND DISTRIBUTIONS

     Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. Because none of either Fund's net income is anticipated to arise from dividends on common or preferred stock, the Funds expect none of their distributions to be designated as qualified dividend income. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.

     Because none of either Fund's net income is anticipated to arise from dividends on common or preferred stock, the Funds expect none of their distributions to corporate shareholders to be eligible for the dividends received deduction generally allowed to U.S. corporations in respect of dividends received from other U.S. corporations under the Internal Revenue Code.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Funds do not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively, may cause a Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that such Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by each Fund that do not constitute qualified dividend income, ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares, as discussed below.

     Distributions by each Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, prospective investors in each Fund should be aware that distributions from a Fund will, all other things being equal, have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

SALE OR REDEMPTION OF SHARES

     It is anticipated that the net asset value per share of each Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder will recognize gain or loss on the sale or redemption of shares in a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the same Fund within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of a Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares pursuant to a reinvestment right received upon the purchase of the original shares, any load charge (i.e., sales or additional charge) incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder's basis for computing profit or loss upon the sale of the shares.

     In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

BACKUP WITHHOLDING

     Each Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of qualified dividend income, ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient". Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder's federal income tax liability, provided the appropriate information is furnished to the IRS.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of such Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of such Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, each Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

STATE AND LOCAL TAX MATTERS

     Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the U.S. federal income tax rules in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

     Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from each Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that the Funds invest to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Funds will be notified as to the extent to which distributions from the Funds are attributable to interest on such securities.


                              CALCULATION OF YIELD

     Each Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Fund's portfolio, and its operating expenses. Each Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return + 1) (TO THE POWER OF 365/7)] - 1


     The yield and effective yield for NMMF based on the 7 days ended September 30, 2003 were 0.46% and 0.46%, respectively. The yield and effective yield for LAF based on 7 days ended September 30, 2003 were 0.92% and 0.92%, respectively.


     Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., iMoneyNet, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

     Each Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

     ADVERTISING. Advertising materials for each Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by each Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for each Fund also may include mention of Prudential Financial, Inc, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

     From time to time, advertising materials for each Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.

                              FINANCIAL STATEMENTS


     Each Fund's financial statements for the fiscal year ended September 30, 2003, incorporated into this SAI by reference to the Trust's 2003 annual report to shareholders (File No. 811-4060), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Trust's annual report at no charge by request to the Trust by calling (800) 225-1852, or by writing to the Trust at 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102.

                       APPENDIX I--DESCRIPTION OF RATINGS


MOODY'S INVESTORS SERVICE, INC. (MOODY'S)


DEBT RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than that of Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     - Leading market positions in well-established industries.

     - High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternative liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liability is maintained.

     MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

STANDARD & POOR'S RATINGS SERVICES (S&P)


LONG-TERM ISSUE CREDIT RATINGS

     AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated AA differs from the highest-rated obligations only in small degrees. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

     A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligator's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet the financial commitment on the obligation.

     PLUS (+) OR MINUS (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

     A-1: The designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

NOTES RATINGS

     An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     - Amortization schedule--the longer the final maturity relative to other maturities the more likely it will be treated as a note.

     - Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

NOTE RATING SYMBOLS ARE AS FOLLOWS:

     SP-1: Strong capacity to pay principal and interest. An issue determined to posses a very strong capacity to pay debt service is given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


FITCH RATINGS


INTERNATIONAL LONG-TERM CREDIT RATINGS

     AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payments of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SHORT-TERM DEBT RATINGS

     F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     PLUS (+) OR MINUS (-): Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to short-term ratings other than F-1.

              APPENDIX II--PROXY VOTING POLICIES OF THE SUBADVISER

     A copy of the proxy voting policies of the Funds' Subadviser follows:

                             PIM PROXY VOTING POLICY

     The overarching goal of each of the asset management units within Prudential Investment Management, Inc. ("PIM") is to vote proxies in the best interests of their respective clients based on the clients' priorities. Material conflicts of interests arising from other firm relationships WILL not influence voting.

     Because the various asset management units within PIM operate differently, some units will consider each proxy on its individual merits while other units may adopt a pre-determined set of voting guidelines. The specific voting approach of each unit is noted below.

     A committee comprised of senior business representatives from each of the asset management units together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interests. The committee is responsible for interpretation of the proxy voting policy and periodically assess the policy's effectiveness. In addition, should the need arise, the committee is authorized to handle any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit.

     In all cases, specific voting information is available to each client with respect to the voting of proxies relating to securities held by the client. Moreover, clients may obtain the proxy voting policies and procedures of the various PIM asset management units, and information is available to each client concerning the voting of proxies with respect to the client's securities, simply by contacting the client service representative of the respective unit.

                  VOTING APPROACH OF PIM ASSET MANAGEMENT UNITS

PRUDENTIAL PUBLIC FIXED INCOME

     As this asset management unit invests almost exclusively in public debt, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:

     - a proposal regarding a merger, acquisition or reorganization,

     - a proposal that is not addressed in the unit's detailed policy statement, or

     - circumstances that suggest a vote not in accordance with the detailed policy,

the proxy will be referred to the applicable portfolio manager(s) for individual consideration.

PRUDENTIAL QUANTITATIVE MANAGEMENT

     This asset management unit invests with the expectation of replicating the performance of broad based equity indexes. As a result, there is little direct consideration of individual proxies. Generally, when a proxy is received, this unit will vote in accordance with a pre-determined set of votes, in most cases based on the recommendations of a proxy voting service such as IRRC. On the rare occasion that a proxy proposal falls outside the pre-determined voting policy, the financial impact of the proposal will be evaluated on a case-by-case basis.

PRUDENTIAL REAL ESTATE INVESTORS

     As this asset management unit invests primarily in real estate and real estate related interests, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:

     - a proposal regarding a merger, acquisition or reorganization,

     - a proposal that is not addressed in the unit's detailed policy statement, or

     - circumstances that suggest a vote not in accordance with the detailed policy,

the proxy will be referred to the relevant portfolio for individual consideration.

PRUDENTIAL CAPITAL GROUP

     As this asset management unit invests almost exclusively in privately placed debt, there are few, if any, traditional proxies voted in this unit. As a result, this unit evaluates each proxy it receives and votes on a case-by-case basis. Considerations will include the detailed knowledge of the issuer's financial condition, long- and short-term economic outlook for the issuer, its capital structure and debt-service obligations, the issuer's management team and capabilities, as well as other pertinent factors. In short, this unit attempts to vote all proxies in the best economic interest of its clients based on the clients' expressed priorities.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

          (a) (1) Agreement and Declaration of Trust of the Trust dated April 27, 1984 and Amendment No. 1 dated June 19, 1984 incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.

              (2) Amendment No. 2 to Agreement and Declaration of Trust of the Trust dated August 9, 1984 incorporated by reference to Exhibit
              (a)(2) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.

              (3) Amendment No. 3 to Agreement and Declaration of Trust of the Trust dated September 11, 1984 incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.

          (b) By-Laws of the Trust, Revised and Restated as of May 27, 2003.*

          (c) (1) Specimen Share Certificates of the National Money Market Fund incorporated by reference to Exhibit (c)(1) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.

              (2) Specimen Share Certificate for the Liquid Assets Fund incorporated by reference to Exhibit (c)(2) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

              (3) Instruments defining rights of security holders incorporated by reference to Exhibit (c)(3) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (2-91889) filed November 30, 2000.


          (d) (1) Management Agreement between the Registrant and Prudential Investments LLC dated July 7, 2003.*

              (2) Form of Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc.*

          (e) (1) Distribution Agreement between the Registrant and Prudential Securities Inc incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.


              (2) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

              (3) Form of Dealer Agreement incorporated by reference to Exhibit
              (e)(3) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

          (f) Not applicable.

          (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

              (2) Amendment dated July 17, 2001 to Custodian Contract incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (291889) filed November 28, 2001.


              (3) Amendment dated January 17, 2002 to Custodian Contract incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 25, 2002.


          (h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

              (2) Amendment dated August 24, 1999 to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (2-91889) filed November 30, 2000.


              (3) Amendment to Transfer Agency and Service Agreement dated September 4, 2002.*


          (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.


          (j) Consent of Independent Auditors.*


          (k) Not applicable.

          (l) Not applicable.

          (m) (1) Amended Distribution Plan of the Trust, as revised through October 22, 1997 incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.

              (2) Amended and Restated Distribution and Service Plan, with respect to National Money Market Fund incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

          (n) Not applicable.

          (o) Reserved.


          (p) (1) Code of Ethics of the Registrant dated September 4, 2002 incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 25, 2002.

              (2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated September 4, 2002 incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 25, 2002.

          (q) (1) Power of Attorney incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (291889) filed November 28, 2001.

              (2) Powers of Attorney dated August 1, 2003.*

              (3) Power of Attorney dated August 1, 2003.*


----------
* Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article V of the Fund's Declaration of Trust (Exhibit (a)(1) to the Registration Statement) with respect to trustees, officers, employees and agents thereof and Article VII of the Fund's By-Laws (Exhibit (b) to the Registration Statement), trustees, officers, employees and agents of the Fund may be indemnified against certain liabilities in connection with the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(2) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws and
Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (Commission) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant intends to purchase an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibits (d)(1) and (3) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibits
(d)(2) and (4) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc. (PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of the 1940 Act remains in effect and is consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     (a) Prudential Investments LLC (PI).

     See "How the Fund is Managed--Manager" in the Prospectus constituting
Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.

     The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

     The business and other connections of PI's directors and principal executive officers within the last two fiscal years are set forth below. Except as otherwise indicated, the address of each person is 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102.


NAME AND ADDRESS           POSITION WITH PI                   PRINCIPAL OCCUPATIONS
----------------           ----------------                   ---------------------
Robert F. Gunia            Executive Vice President       Executive Vice President, and
                            and Chief Administrative       Chief Administrative
                            Officer                        Officer, PI; Vice President,
                                                           Prudential; President, PIMS;
                                                           Executive Vice President,
                                                           Chief Administrative Officer
                                                           and Director of American
                                                           Skandia Investment Services,
                                                           Inc.; Executive Vice
                                                           President and Director of
                                                           American Skandia Fund
                                                           Services, Inc.; Executive
                                                           Vice President, Chief
                                                           Administrative Officer and
                                                           Director of American Skandia
                                                           Advisory Services, Inc.

William V. Healey          Executive Vice President       Executive Vice President, and
                            and Chief Legal Officer        Chief Legal Officer, PI;
                                                           Vice President and Associate
                                                           General Counsel, Prudential;
                                                           Senior Vice President, Chief
                                                           Legal Officer and Secretary,
                                                           PIMS; Executive Vice
                                                           President and Chief Legal
                                                           Officer of American Skandia
                                                           Investment Services, Inc.,
                                                           Executive Vice President and
                                                           Chief Legal Officer of
                                                           American Skandia Fund
                                                           Services, Inc.; Executive
                                                           Vice President and Chief
                                                           Legal Officer of American
                                                           Skandia Advisory Services,
                                                           Inc.

Keithe L. Kinne            Executive Vice President       Executive Vice President, PI;
                                                           Executive Vice President and
                                                           Director of American Skandia
                                                           Investment Services, Inc.
                                                           and Executive Vice President
                                                           and Director of American
                                                           Skandia Advisory Services,
                                                           Inc.

NAME AND ADDRESS           POSITION WITH PI                   PRINCIPAL OCCUPATIONS
----------------           ----------------                   ---------------------
Kevin B. Osborn            Executive Vice President       Executive Vice President, PI;
                                                            Executive Vice President and
                                                            Director of American Skandia
                                                            Investment Services, Inc.
                                                            and Executive Vice President
                                                            and Director of American
                                                            Skandia Advisory Services,
                                                            Inc.

Stephen Pelletier          Executive Vice President       Executive Vice President, PI

Judy A. Rice               Officer in Charge,             Officer-in-Charge, President,
                            President, Chief               Chief Executive Officer and
                            Executive Officer and          Chief Operating Officer, PI;
                            Chief Operating Officer        Officer-in-Charge, Director,
                                                           President, Chief Executive
                                                           Officer and Chief Operating
                                                           Officer of American Skandia
                                                           Investment Services, Inc.,
                                                           Officer-in-Charge, Director,
                                                           President and Chief
                                                           Executive Officer of
                                                           American Skandia Fund
                                                           Services, Inc.;
                                                           Officer-in-Charge, Director,
                                                           President, Chief Executive
                                                           Officer and Chief Operating
                                                           Officer of American Skandia
                                                           Advisory Services, Inc.

Philip N. Russo            Executive Vice President,      Executive Vice President,
                            Chief Financial Officer        Chief Financial Officer and
                            and Treasurer                  Treasurer, PI; Director of
                                                           Jennison Associates, LLC;
                                                           Executive Vice President and
                                                           Director of American Skandia
                                                           Investment Services, Inc.
                                                           and Executive Vice President
                                                           and Director of American
                                                           Skandia Advisory Services,
                                                           Inc.

Lynn M. Waldvogel          Executive Vice President       Executive Vice President, PI;
                                                           Chief Financial Officer and
                                                           Director of American Skandia
                                                           Fund Services, Inc.;
                                                           Executive Vice President,
                                                           Chief Financial Officer and
                                                           Director of American Skandia
                                                           Advisory Services, Inc.


     (b) Prudential Investment Management, Inc. (PIM)

     See "How the Fund is Managed--Investment Adviser" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.


     The business and other connections of PIM's directors and executive officers are as set forth below. The address of each person, unless otherwise noted, is 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102.



NAME AND ADDRESS           POSITION WITH PIM                  PRINCIPAL OCCUPATIONS
----------------           -----------------                  ---------------------
Matthew J. Chanin          Director and Senior Vice       Director and President of
Gateway Center Four         President                      Prudential Equity Investors,
Newark, NJ 07102                                           Inc.; Chairman, Director and
                                                           President of Prudential
                                                           Private Placement Investors,
                                                           Inc

Dennis M. Kass             Director and Vice              Chairman, CEO and Director of
466 Lexington Avenue,       President                      Jennison Associates LLC;
18th Floor                                                 Director of Prudential Trust
New York, NY 10017                                         Company

Philip N. Russo            Director                       Director of Jennison
                                                           Associates LLC; Executive
                                                           Vice President, Chief
                                                           Financial Officer and
                                                           Treasurer, PI

John R. Strangfeld, Jr.    Chairman of the Board,         Vice Chairman of Prudential
                            President and Chief            Financial, Inc.; Chairman,
                            Executive Officer and          Director and CEO of
                            Director                       Prudential Securities Group;
                                                           Director and President of
                                                           Prudential Asset Management
                                                           Holding Company; Director of
                                                           Jennison Associates LLC;
                                                           Executive Vice President of
                                                           The Prudential Insurance
                                                           Company of America

James J. Sullivan          Director, Vice President       Chairman, Director, President
                            and Managing Director          and CEO of Prudential Trust
                                                           Company; Director and
                                                           President of The Prudential
                                                           Asset Management Company,
                                                           Inc.

Bernard Winograd           Director, President and        Senior Vice President of
                            CEO                            Prudential; Director of
                                                           Jennison Associates LLC;
                                                           Director and Vice President
                                                           of Prudential Asset
                                                           Management Holding Company

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) Prudential Investment Management Services LLC (PIMS)


     PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Jennison Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Tax-Managed Small Cap Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc. and The Target Portfolio Trust.

     PIMS is also distributor of the following unit investment trusts: Separate
Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.


     (b) Information concerning the Directors and officers of PIMS is set forth below:


                           POSITIONS AND                         POSITIONS AND
                           OFFICES WITH                          OFFICES WITH
NAME(1)                    UNDERWRITER                           REGISTRANT
-------                    -------------                         -------------
Edward P. Baird            Executive Vice President                  None
213 Washington St.
Newark, NJ 07102

C. Edward Chaplin          Vice President and Treasurer              None
751 Broad Street
Newark, NJ 07102

Kenneth J. Schindler       Senior Vice President and Chief           None
                            Compliance Officer

Robert F. Gunia            President                                 Vice President and
                                                                      Trustee

William V. Healey          Senior Vice President, Secretary          None
                            and Chief Legal Officer

Michael J. McQuade         Senior Vice President and Chief           None
                            Financial Officer

David R. Odenath           Executive Vice President                  None

Stephen Pelletier          Executive Vice President                  None

Scott G. Sleyster          Executive Vice President                  None
71 Hanover Road
Florham Park, NJ 07932

Bernard B. Winograd        Executive Vice President                  None


----------
(1) The address of each person named above is 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102, unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, Prudential Investment Management, Inc., 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102, the Registrant, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, NJ 08830. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and 31a-1(d) and

(f) will be kept at 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES


     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Investment Advisory and Other Services--Manager and Investment Adviser" and "Investment Advisory and Other Services--Principal Underwriter, Distributor and Rule 12b-1 Plan" in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 1st day of December, 2003.


                             CASH ACCUMULATION TRUST


                                                 *JUDY A. RICE
                                                 -------------------------------
                                                 Judy A. Rice, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              SIGNATURE                   TITLE                                              DATE
              ---------                   -----                                              ----
         *DAVID E.A. CARSON
----------------------------------        Trustee
          David E.A. Carson

          *ROBERT F. GUNIA
----------------------------------        Trustee and Vice President
           Robert F. Gunia

         *ROBERT E. LA BLANC
----------------------------------        Trustee
         Robert E. La Blanc

      *DOUGLAS H. MCCORKINDALE
----------------------------------        Trustee
       Douglas H. McCorkindale

          *STEPHEN P. MUNN
----------------------------------        Trustee
           Stephen P. Munn

         *RICHARD A. REDEKER
----------------------------------        Trustee
         Richard A. Redeker

            *JUDY A. RICE
----------------------------------        Trustee and President
            Judy A. Rice

           *ROBIN B. SMITH
----------------------------------        Trustee
           Robin B. Smith

         *STEPHEN STONEBURN
----------------------------------        Trustee
          Stephen Stoneburn

         *CLAY T. WHITEHEAD
----------------------------------        Trustee
          Clay T. Whitehead

          *GRACE C. TORRES
----------------------------------        Treasurer and Principal Financial and
           Grace C. Torres                 Accounting Officer

 *By: /s/  JONATHAN D. SHAIN
---------------------------------         Attorney-in-Fact
           Jonathan D. Shain                                                           December 1, 2003

                             CASH ACCUMULATION TRUST
                                  EXHIBIT INDEX


EXHIBIT NO.   DESCRIPTION
-----------   -----------
        (b)   By-Laws of the Trust, Revised and Restated as of May 27, 2003*.

        (d)   (1) Management Agreement between the Registrant and Prudential
                  Investments LLC dated July 7, 2003.*

              (2) Form of Subadvisory Agreement between Prudential Investments
                  LLC and Prudential Investment Management, Inc.*

        (h)   (3) Amendment to Transfer Agency and Service Agreement dated
                  September 4, 2002.*

        (j)   Consent of Independent Auditors.*

        (q)   (2) Powers of Attorney dated August 1, 2003.*

              (3) Power of Attorney dated August 1, 2003.*


----------
* Filed herewith.